DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

May 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.9%
Argentina - 0.1%
Adecoagro SA	7,794	$86,591
Despegar.com Corp.*	6,237	59,376
Grupo Financiero Galicia SA, ADR*	8,396	77,327
Telecom Argentina SA, ADR*(a)	15,412	80,297

(Cost $300,147)		303,591

Brazil - 3.0%
Ambev SA	322,732	966,439
Americanas SA	49,974	211,978
Atacadao SA	18,650	76,157
B3 SA - Brasil Bolsa Balcao	727,228	1,959,799
Banco Bradesco SA	159,087	566,705
Banco BTG Pactual SA	170,257	910,461
Banco do Brasil SA	105,226	813,189
Banco Inter SA	44,397	117,958
Banco Santander Brasil SA	43,374	307,094
BB Seguridade Participacoes SA	85,042	482,406
BRF SA*	42,849	141,516
CCR SA	79,287	223,207
Centrais Eletricas Brasileiras SA	49,287	438,305
Cia de Saneamento Basico do Estado de Sao Paulo	26,449	255,526
Cia Siderurgica Nacional SA	46,073	212,348
CPFL Energia SA	11,601	82,504
Energisa SA	23,093	216,476
Equatorial Energia SA	40,610	203,796
Hapvida Participacoes e Investimentos SA, 144A	388,238	550,576
Hypera SA	36,827	301,464
Itau Unibanco Holding SA	34,929	165,114
Klabin SA	62,762	295,890
Localiza Rent a Car SA	43,677	530,178
Lojas Renner SA	112,941	633,991
Magazine Luiza SA	205,832	161,587
Multiplan Empreendimentos Imobiliarios SA	27,564	140,129
Natura & Co. Holding SA	109,203	379,558
Neoenergia SA	20,444	77,313
Pagseguro Digital Ltd., Class A*	19,810	304,282
Porto Seguro SA	19,374	84,796
Raia Drogasil SA	143,290	624,433
Rede D’Or Sao Luiz SA, 144A	55,563	420,012
Rumo SA	137,183	511,838
Sendas Distribuidora SA	82,717	276,503
StoneCo Ltd., Class A*	15,414	154,757
Suzano SA	57,255	646,423
Telefonica Brasil SA	31,456	338,883
TIM SA	85,684	260,383
TOTVS SA	35,911	214,999
Via S/A*	154,173	102,162
WEG SA	106,691	571,213
XP, Inc.*	1,919	43,312
XP, Inc., Class A*	5,307	119,991

(Cost $17,346,185)		16,095,651

Chile - 0.3%
Banco de Chile	3,367,092	350,740
Banco de Credito e Inversiones SA	8,204	304,996
Banco Santander Chile	8,138,117	407,351
Cencosud SA	102,485	164,404
Cencosud Shopping SA	36,524	38,916
Cia Sud Americana de Vapores SA	1,454,900	199,737
Empresas CMPC SA	80,465	139,208
Falabella SA	65,280	191,296

(Cost $1,767,579)		1,796,648

China - 29.6%
360 Security Technology, Inc., Class A*	33,054	40,975
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	17,936	58,163
AAC Technologies Holdings, Inc. (a)	54,683	118,907
Agile Group Holdings Ltd. (a)	74,541	31,638
Agricultural Bank of China Ltd., Class A	620,639	281,543
Agricultural Bank of China Ltd., Class H	3,393,718	1,293,372
Aier Eye Hospital Group Co. Ltd., Class A	24,262	134,979
Air China Ltd., Class A*	47,196	68,469
Air China Ltd., Class H*	123,806	90,264
Airtac International Group	5,969	195,368
Alibaba Group Holding Ltd., ADR*	131,302	12,611,557
A-Living Smart City Services Co. Ltd., 144A*	63,121	100,729
Aluminum Corp. of China Ltd., Class A*	57,672	44,467
Aluminum Corp. of China Ltd., Class H*	319,047	145,584
Angang Steel Co. Ltd., Class A	34,600	17,975
Angang Steel Co. Ltd., Class H	178,279	75,670
Angel Yeast Co. Ltd., Class A	9,812	62,359
Anhui Conch Cement Co. Ltd., Class A	12,732	70,204
Anhui Conch Cement Co. Ltd., Class H	57,587	292,135
ANTA Sports Products Ltd.	85,208	972,031
Apeloa Pharmaceutical Co. Ltd., Class A	6,900	21,425
Asymchem Laboratories Tianjin Co. Ltd., Class A	1,752	68,631
Autohome, Inc., ADR	4,402	159,969
Avary Holding Shenzhen Co. Ltd., Class A	4,836	21,967
Baidu, Inc., ADR*	19,475	2,733,316
Bank of Beijing Co. Ltd., Class A	91,802	60,749
Bank of China Ltd., Class A	243,913	116,490
Bank of China Ltd., Class H*	5,840,427	2,344,940
Bank of Communications Co. Ltd., Class A	296,914	218,260
Bank of Communications Co. Ltd., Class H	843,310	575,066
Bank of Hangzhou Co. Ltd., Class A	55,043	112,238
Bank of Jiangsu Co. Ltd., Class A	62,276	59,857
Bank of Nanjing Co. Ltd., Class A	68,495	110,750
Bank of Ningbo Co. Ltd., Class A	31,455	154,228
Bank of Shanghai Co. Ltd., Class A	65,639	62,992

Baoshan Iron & Steel Co. Ltd., Class A	64,956	62,239
BBMG Corp., Class A	162,880	68,523
Beijing Dabeinong Technology Group Co. Ltd., Class A*	19,038	22,203
Beijing Shiji Information Technology Co. Ltd., Class A	6,200	19,047
Beijing United Information Technology Co. Ltd., Class A	4,990	57,592
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	2,684	51,189
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	198,928	145,040
Bilibili, Inc., ADR*(a)	17,615	393,695
Blue Moon Group Holdings Ltd., 144A	122,612	97,520
BOC International China Co. Ltd., Class A	14,455	26,034
BOE Technology Group Co. Ltd., Class A	200,187	113,589
BYD Co. Ltd., Class A	8,022	355,390
BYD Co. Ltd., Class H	60,552	2,161,042
By-health Co. Ltd., Class A	4,800	14,293
CanSino Biologics, Inc., Class H, 144A*	4,770	48,061
CGN Power Co. Ltd., Class A	122,190	51,222
CGN Power Co. Ltd., Class H, 144A	1,439,951	378,087
Changchun High & New Technology Industry Group, Inc., Class A*	1,512	37,550
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,412	31,881
China Baoan Group Co. Ltd., Class A	13,549	23,814
China Bohai Bank Co. Ltd., Class H, 144A (a)	247,160	40,954
China Cinda Asset Management Co. Ltd., Class H	531,998	90,186
China CITIC Bank Corp. Ltd., Class H	645,099	312,454
China Conch Environment Protection Holdings Ltd.*	116,564	76,664
China Conch Venture Holdings Ltd.	116,564	303,090
China Construction Bank Corp., Class A	112,121	100,381
China Construction Bank Corp., Class H	10,830,185	8,061,676
China CSSC Holdings Ltd., Class A	8,613	24,010
China Eastern Airlines Corp. Ltd., Class A*	56,408	40,705
China Everbright Bank Co. Ltd., Class A	288,115	134,581
China Everbright Bank Co. Ltd., Class H	469,577	154,420
China Evergrande Group (b)	185,090	38,926
China Feihe Ltd., 144A	113,606	114,974
China Galaxy Securities Co. Ltd., Class H	299,642	165,374
China Greatwall Technology Group Co. Ltd., Class A	13,749	20,914
China Hongqiao Group Ltd. (a)	176,078	218,595
China International Capital Corp. Ltd., Class A	10,188	58,724
China International Capital Corp. Ltd., Class H, 144A*	175,131	333,496
China International Marine Containers Group Co. Ltd., Class H	46,246	75,097
China Lesso Group Holdings Ltd.	104,858	134,722
China Life Insurance Co. Ltd., Class A	17,229	64,099
China Life Insurance Co. Ltd., Class H	886,210	1,360,003
China Literature Ltd., 144A*	33,178	145,685
China Meidong Auto Holdings Ltd.	50,978	183,235
China Merchants Bank Co. Ltd., Class A	87,440	519,582
China Merchants Bank Co. Ltd., Class H	288,903	1,841,190
China Merchants Securities Co. Ltd., Class A	33,844	65,363
China Merchants Securities Co. Ltd., Class H, 144A	25,817	26,687
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	12,843	24,035
China Minsheng Banking Corp. Ltd., Class A	225,263	128,492
China Minsheng Banking Corp. Ltd., Class H (a)	452,438	175,311
China Molybdenum Co. Ltd., Class H	258,901	127,049
China National Building Material Co. Ltd., Class H*	259,272	327,496
China National Chemical Engineering Co. Ltd., Class A	52,701	74,403
China National Nuclear Power Co. Ltd., Class A	109,672	119,205
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	13,154	68,592
China Pacific Insurance Group Co. Ltd., Class A	29,460	93,725
China Pacific Insurance Group Co. Ltd., Class H	176,959	414,116
China Railway Group Ltd., Class A	123,024	121,009
China Railway Group Ltd., Class H	308,452	213,483
China Railway Signal & Communication Corp. Ltd., Class H, 144A	195,918	69,671
China Reinsurance Group Corp., Class H	667,455	58,701
China Resources Mixc Lifestyle Services Ltd., 144A	46,243	228,104
China Southern Airlines Co. Ltd., Class H*	117,137	64,649
China State Construction Engineering Corp. Ltd., Class A	198,559	163,796
China Tower Corp. Ltd., Class H, 144A	3,137,326	367,895
China United Network Communications Ltd., Class A	141,167	73,549
China Vanke Co. Ltd., Class A	50,152	133,726
China Vanke Co. Ltd., Class H	131,426	290,809
China Yangtze Power Co. Ltd., Class A	212,484	764,120
China Zhenhua Group Science & Technology Co. Ltd., Class A	4,584	81,874
Chongqing Changan Automobile Co. Ltd., Class A	33,054	69,034
Chongqing Rural Commercial Bank Co. Ltd., Class H	252,299	90,365
Chongqing Zhifei Biological Products Co. Ltd., Class A	7,540	98,525
CIFI Holdings Group Co. Ltd.	290,778	126,384
CITIC Securities Co. Ltd., Class A	78,746	233,312

CITIC Securities Co. Ltd., Class H	152,379	329,791
Contemporary Amperex Technology Co. Ltd., Class A	16,546	1,010,685
COSCO SHIPPING Holdings Co. Ltd., Class A*	62,076	142,658
COSCO SHIPPING Holdings Co. Ltd., Class H*	242,389	429,442
Country Garden Holdings Co. Ltd. (a)	620,892	389,366
Country Garden Services Holdings Co. Ltd.	136,174	539,798
CRRC Corp. Ltd., Class A	110,900	84,013
CRRC Corp. Ltd., Class H	323,370	129,834
CSC Financial Co. Ltd., Class H, 144A	103,392	96,598
Dada Nexus Ltd., ADR*	22,744	171,717
Dali Foods Group Co. Ltd., 144A	141,443	71,393
DaShenLin Pharmaceutical Group Co. Ltd., Class A	4,783	23,523
Dongfang Electric Corp. Ltd., Class A	10,172	21,290
Dongfang Electric Corp. Ltd., Class H	25,178	28,883
Dongfeng Motor Group Co. Ltd., Class H	123,506	97,129
East Money Information Co. Ltd., Class A	59,756	202,545
Ecovacs Robotics Co. Ltd., Class A	1,965	34,464
Eve Energy Co. Ltd., Class A*	9,582	115,382
Everbright Securities Co. Ltd., Class A	43,488	75,199
Evergrande Property Services Group Ltd., 144A*(b)	362,957	106,404
Flat Glass Group Co. Ltd., Class A	9,482	62,363
Flat Glass Group Co. Ltd., Class H*	60,026	249,804
Focus Media Information Technology Co. Ltd., Class A	76,342	73,377
Foshan Haitian Flavouring & Food Co. Ltd., Class A	11,259	129,187
Founder Securities Co. Ltd., Class A	44,118	41,348
Foxconn Industrial Internet Co. Ltd., Class A	55,957	78,833
Fujian Sunner Development Co. Ltd., Class A	8,260	21,728
Fuyao Glass Industry Group Co. Ltd., Class A	12,131	72,902
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	37,017	179,764
Ganfeng Lithium Co. Ltd., Class A	5,605	99,859
Ganfeng Lithium Co. Ltd., Class H, 144A	16,515	212,186
GDS Holdings Ltd., ADR*(a)	22,011	616,088
GEM Co. Ltd., Class A	60,441	66,509
Gemdale Corp., Class A	13,396	23,846
Genscript Biotech Corp.*	120,666	356,820
GF Securities Co. Ltd., Class A	40,163	102,822
GF Securities Co. Ltd., Class H*	85,709	113,178
Gigadevice Semiconductor Beijing, Inc., Class A*	3,104	66,751
GoerTek, Inc., Class A	10,488	63,954
Gotion High-tech Co. Ltd., Class A*	9,419	52,007
Great Wall Motor Co. Ltd., Class A	7,101	35,296
Great Wall Motor Co. Ltd., Class H	153,508	276,275
Gree Electric Appliances, Inc. of Zhuhai, Class A	40,670	195,879
Guangdong Haid Group Co. Ltd., Class A	6,070	54,417
Guangdong Kinlong Hardware Products Co. Ltd., Class A	2,871	36,084
Guangzhou Automobile Group Co. Ltd., Class H	123,506	116,964
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	28,232	130,817
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	2,871	32,547
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,210	63,859
Guosen Securities Co. Ltd., Class A	21,556	29,465
Guotai Junan Securities Co. Ltd., Class A	41,691	90,443
Guotai Junan Securities Co. Ltd., Class H, 144A	61,652	79,682
Haidilao International Holding Ltd., 144A	67,157	133,534
Haier Smart Home Co. Ltd., Class A	37,207	141,433
Haier Smart Home Co. Ltd., Class H	157,907	562,548
Haitong Securities Co. Ltd., Class A	49,036	67,027
Haitong Securities Co. Ltd., Class H	198,929	140,977
Hangzhou First Applied Material Co. Ltd., Class A	13,844	164,443
Hangzhou Silan Microelectronics Co. Ltd., Class A	9,789	66,096
Hangzhou Tigermed Consulting Co. Ltd., Class A	5,605	72,100
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	7,703	74,325
Hansoh Pharmaceutical Group Co. Ltd., 144A	92,748	167,159
Hengan International Group Co. Ltd.	45,879	227,771
Hithink RoyalFlush Information Network Co. Ltd., Class A	3,742	47,799
Hongfa Technology Co. Ltd., Class A*	8,636	68,551
Hua Hong Semiconductor Ltd., 144A*	74,813	283,688
Huadong Medicine Co. Ltd., Class A	18,550	107,672
Huaneng Lancang River Hydropower, Inc., Class A	63,742	67,756
Huatai Securities Co. Ltd., Class A	35,679	71,151
Huatai Securities Co. Ltd., Class H, 144A	99,254	138,908
Huaxia Bank Co. Ltd., Class A	87,452	69,654
Huaxin Cement Co. Ltd., Class H	50,466	81,306
Huayu Automotive Systems Co. Ltd., Class A	21,406	70,665
Huazhu Group Ltd., ADR	7,339	238,517
Huizhou Desay Sv Automotive Co. Ltd., Class A	3,670	69,698
Hunan Valin Steel Co. Ltd., Class A*	35,305	28,331
Hundsun Technologies, Inc., Class A	6,295	37,792
Iflytek Co. Ltd., Class A	12,131	66,036
Industrial & Commercial Bank of China Ltd., Class A	449,792	313,805
Industrial & Commercial Bank of China Ltd., Class H	9,149,323	5,492,707
Industrial Bank Co. Ltd., Class A	100,090	294,453

Industrial Securities Co. Ltd., Class A	75,528	69,994
Ingenic Semiconductor Co. Ltd., Class A	3,880	54,023
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	225,363	67,817
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	27,518	156,554
Innovent Biologics, Inc., 144A*	60,547	187,918
Inspur Electronic Information Industry Co. Ltd., Class A	19,671	72,595
Intco Medical Technology Co. Ltd., Class A*	4,330	17,827
iQIYI, Inc., ADR*	23,481	96,272
JA Solar Technology Co. Ltd., Class A	9,782	137,077
Jafron Biomedical Co. Ltd., Class A*	8,498	55,993
Jason Furniture Hangzhou Co. Ltd., Class A	8,154	78,068
JCET Group Co. Ltd., Class A	20,692	74,969
JD Health International, Inc., 144A*	49,940	317,951
JD.com, Inc., ADR	65,028	3,649,371
JD.com, Inc., Class A	34,403	991,018
Jiangsu Eastern Shenghong Co. Ltd., Class A	23,742	55,557
Jiangsu Hengrui Medicine Co. Ltd., Class A	30,512	138,504
Jiangsu Zhongtian Technology Co. Ltd., Class A*	27,925	76,717
Jiangxi Copper Co. Ltd., Class A	30,512	82,774
Jiangxi Copper Co. Ltd., Class H	60,180	97,877
Jiangxi Zhengbang Technology Co. Ltd., Class A	21,900	20,394
Jinmao Property Services Co. Ltd.*	7,829	4,700
Joinn Laboratories China Co. Ltd., Class H, 144A	8,352	66,641
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A*	5,489	21,490
KE Holdings, Inc., ADR*	43,298	580,193
Kingdee International Software Group Co. Ltd.*	337,021	664,974
Kingfa Sci & Tech Co. Ltd., Class A*	4,300	5,755
Kingsoft Cloud Holdings Ltd., ADR*	10,786	51,989
Kingsoft Corp. Ltd.	101,496	340,884
Kuaishou Technology, 144A*	72,251	699,897
Kuang-Chi Technologies Co. Ltd., Class A*	9,700	22,698
LB Group Co. Ltd., Class A	7,201	20,473
Legend Holdings Corp., Class H, 144A	111,772	132,493
Lenovo Group Ltd.	803,454	792,645
Lens Technology Co. Ltd., Class A	40,338	63,713
Li Auto, Inc., ADR*	70,235	1,760,791
Li Ning Co. Ltd.	165,470	1,290,765
Lingyi iTech Guangdong Co., Class A*	39,435	28,162
Livzon Pharmaceutical Group, Inc., Class H	20,543	65,984
Logan Group Co. Ltd. (a)(b)	163,553	45,446
Longfor Group Holdings Ltd., 144A	144,120	719,172
LONGi Green Energy Technology Co. Ltd., Class A	48,935	580,240
Lufax Holding Ltd., ADR	228,281	1,435,887
Luxshare Precision Industry Co. Ltd., Class A	29,353	148,580
Mango Excellent Media Co. Ltd., Class A	7,960	43,152
Maxscend Microelectronics Co. Ltd., Class A*	1,359	39,472
Meituan, Class B, 144A*	282,606	6,735,961
Metallurgical Corp. of China Ltd., Class A	162,642	85,955
Metallurgical Corp. of China Ltd., Class H	214,002	54,008
Microport Scientific Corp. (a)	51,506	102,020
Ming Yang Smart Energy Group Ltd., Class A	17,234	65,665
Ming Yuan Cloud Group Holdings Ltd.*	34,395	42,481
MINISO Group Holding Ltd., ADR	22,380	123,090
Montage Technology Co. Ltd., Class A	8,302	79,870
Muyuan Foods Co. Ltd., Class A	18,550	142,137
NARI Technology Co. Ltd., Class A	22,280	114,245
NAURA Technology Group Co. Ltd., Class A	3,263	131,900
NavInfo Co. Ltd., Class A*	11,031	21,717
NetEase, Inc., ADR	28,658	2,972,694
New China Life Insurance Co. Ltd., Class A	14,580	61,556
New China Life Insurance Co. Ltd., Class H	106,145	278,028
New Hope Liuhe Co. Ltd., Class A*	10,878	23,256
New Oriental Education & Technology Group, Inc., ADR*	11,420	149,145
Ninestar Corp., Class A	13,559	89,095
NIO, Inc., ADR*(a)	152,640	2,654,410
Nongfu Spring Co. Ltd., Class H, 144A	127,179	710,013
Offcn Education Technology Co. Ltd., Class A*	26,339	20,387
Oppein Home Group, Inc., Class A	2,766	49,527
Orient Securities Co. Ltd., Class A	56,780	79,397
Ovctek China, Inc., Class A	3,677	25,334
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	47,342	23,744
People’s Insurance Co. Group of China Ltd., Class A	150,104	105,172
People’s Insurance Co. Group of China Ltd., Class H	930,376	292,909
Pharmaron Beijing Co. Ltd., Class A	3,670	65,533
Pharmaron Beijing Co. Ltd., Class H, 144A	9,176	110,701
PICC Property & Casualty Co. Ltd., Class H	487,954	473,926
Pinduoduo, Inc., ADR*	45,676	2,299,787
Ping An Bank Co. Ltd., Class A*	93,433	198,073
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	35,497	95,466
Ping An Insurance Group Co. of China Ltd., Class A	84,833	561,371
Ping An Insurance Group Co. of China Ltd., Class H	725,355	4,650,452
Poly Developments and Holdings Group Co. Ltd., Class A	43,488	100,982
Poly Property Services Co. Ltd., Class H	10,801	70,900
Pop Mart International Group Ltd., 144A*	19,084	73,582
Postal Savings Bank of China Co. Ltd., Class A	162,373	127,625

Postal Savings Bank of China Co. Ltd., Class H, 144A (a)	897,591	666,997
Rongsheng Petrochemical Co. Ltd., Class A	23,842	57,040
SAIC Motor Corp. Ltd., Class A	43,488	111,920
Sangfor Technologies, Inc., Class A	1,512	21,351
Sany Heavy Industry Co. Ltd., Class A	30,512	77,429
Satellite Chemical Co. Ltd., Class A	14,166	83,477
SDIC Capital Co. Ltd., Class A	54,806	50,462
Seazen Group Ltd.*	146,532	62,195
Seazen Holdings Co. Ltd., Class A	16,515	59,984
SF Holding Co. Ltd., Class A*	12,131	94,260
SG Micro Corp., Class A	806	34,684
Shandong Gold Mining Co. Ltd., Class H, 144A	92,011	163,720
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A*	18,550	82,872
Shandong Linglong Tyre Co. Ltd., Class A	15,444	49,250
Shandong Nanshan Aluminum Co. Ltd., Class A	107,584	57,179
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	185,620	206,072
Shanghai Baosight Software Co. Ltd., Class A	8,498	66,387
Shanghai Baosight Software Co. Ltd., Class B	43,488	170,038
Shanghai Electric Group Co. Ltd., Class H	305,553	76,334
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	19,771	129,648
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	54,929	231,393
Shanghai International Airport Co. Ltd., Class A*	7,184	54,218
Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,632	45,541
Shanghai Junshi Biosciences Co. Ltd., Class H, 144A*(a)	16,148	98,795
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B*	115,081	107,025
Shanghai MicroPort MedBot Group Co. Ltd.*(a)	19,512	55,212
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	47,345	77,123
Shanghai Pudong Development Bank Co. Ltd., Class A	156,461	185,990
Shanghai Putailai New Energy Technology Co. Ltd., Class A*	2,866	55,180
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,885	28,273
Shanxi Taigang Stainless Steel Co. Ltd., Class A	44,671	38,656
Shenwan Hongyuan Group Co. Ltd., Class A	146,027	88,542
Shenzhen Capchem Technology Co. Ltd., Class A	3,357	20,204
Shenzhen Inovance Technology Co. Ltd., Class A	8,818	80,835
Shenzhen Kangtai Biological Products Co. Ltd., Class A	2,265	21,123
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,891	221,506
Shenzhen Overseas Chinese Town Co. Ltd., Class A	36,464	31,281
Shenzhou International Group Holdings Ltd.	57,251	791,752
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	20,100	53,595
Sichuan Road & Bridge Co. Ltd., Class A	41,752	66,447
Sinoma Science & Technology Co. Ltd., Class A*	15,682	52,943
Sinopharm Group Co. Ltd., Class H	164,563	408,180
Sinotrans Ltd., Class H	140,981	44,744
Sinotruk Hong Kong Ltd.	44,217	62,784
Sunac China Holdings Ltd. (b)	230,518	134,570
Sunac Services Holdings Ltd., 144A	62,785	33,851
Sungrow Power Supply Co. Ltd., Class A*	9,889	118,383
Sunny Optical Technology Group Co. Ltd.	31,856	502,676
Sunwoda Electronic Co. Ltd., Class A	10,172	40,707
Suzhou Maxwell Technologies Co. Ltd., Class A	1,290	72,808
TCL Technology Group Corp., Class A*	94,768	64,414
Tencent Holdings Ltd.	700,230	32,344,877
Tencent Music Entertainment Group, ADR*	74,677	312,150
Thunder Software Technology Co. Ltd., Class A	2,871	47,238
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	24,262	158,371
Tingyi Cayman Islands Holding Corp.	94,582	167,571
Tongcheng Travel Holdings Ltd.*	101,891	195,586
Tongwei Co. Ltd., Class A	18,550	125,501
Topchoice Medical Corp., Class A*	1,965	41,166
Topsports International Holdings Ltd., 144A	185,987	137,969
TravelSky Technology Ltd., Class H	123,506	200,870
Trip.com Group Ltd., ADR*	44,408	979,640
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	2,449	65,044
Uni-President China Holdings Ltd.	127,739	103,226
Vipshop Holdings Ltd., ADR*	40,376	375,497
Walvax Biotechnology Co. Ltd., Class A	6,070	42,194
Wanhua Chemical Group Co. Ltd., Class A	12,131	152,777
Want Want China Holdings Ltd.	315,424	313,995
Weibo Corp., ADR*	6,611	145,442
Weichai Power Co. Ltd., Class A	43,488	78,845
Weichai Power Co. Ltd., Class H	148,000	230,143
Wens Foodstuffs Group Co. Ltd., Class A	36,286	98,166
Western Securities Co. Ltd., Class A	44,956	41,595
Will Semiconductor Co. Ltd., Class A	3,125	76,728
Wingtech Technology Co. Ltd., Class A	6,070	57,834
WuXi AppTec Co. Ltd., Class A	9,750	139,125
WuXi AppTec Co. Ltd., Class H, 144A	26,385	325,712
Wuxi Biologics Cayman, Inc., 144A*	419,293	3,099,718

Wuxi Lead Intelligent Equipment Co. Ltd., Class A	7,622	55,390
XCMG Construction Machinery Co. Ltd., Class A	133,389	105,642
Xiaomi Corp., Class B, 144A*	692,584	1,071,686
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	52,187	96,570
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	100,692	165,049
Xinyi Solar Holdings Ltd.	609,139	1,085,426
XPeng, Inc., ADR*	64,832	1,523,552
Yealink Network Technology Corp. Ltd., Class A	6,833	75,640
Yifeng Pharmacy Chain Co. Ltd., Class A	6,295	43,777
Yihai International Holding Ltd.*	33,291	103,324
Yihai Kerry Arawana Holdings Co. Ltd., Class A*	7,184	48,808
Yonyou Network Technology Co. Ltd., Class A	20,100	58,259
YTO Express Group Co. Ltd., Class A	14,655	44,693
Yunda Holding Co. Ltd., Class A	24,318	66,116
Yunnan Aluminium Co. Ltd., Class A*	34,368	59,429
Yunnan Baiyao Group Co. Ltd., Class A	7,847	66,259
Yunnan Energy New Material Co. Ltd., Class A	4,177	136,177
Zai Lab Ltd., ADR*	5,348	155,627
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,056	141,696
Zhejiang Century Huatong Group Co. Ltd., Class A*	78,886	54,800
Zhejiang Chint Electrics Co. Ltd., Class A	7,554	41,472
Zhejiang Dahua Technology Co. Ltd., Class A*	33,468	81,022
Zhejiang Dingli Machinery Co. Ltd., Class A	2,700	19,561
Zhejiang Expressway Co. Ltd., Class H*	70,426	62,208
Zhejiang Huayou Cobalt Co. Ltd., Class A*	2,518	35,617
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	9,175	75,989
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	4,030	28,707
Zhejiang NHU Co. Ltd., Class A	13,516	41,968
Zheshang Securities Co. Ltd., Class A	47,522	68,728
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	86,143	288,770
Zhongsheng Group Holdings Ltd.	26,734	189,800
Zhuzhou CRRC Times Electric Co. Ltd.	39,953	171,106
Zhuzhou Kibing Group Co. Ltd., Class A	23,980	39,527
Zijin Mining Group Co. Ltd., Class A	87,452	131,713
Zijin Mining Group Co. Ltd., Class H	263,295	357,747
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	154,971	95,603
ZTE Corp., Class A	30,512	111,141
ZTE Corp., Class H	40,317	88,799
ZTO Express Cayman, Inc., ADR	34,025	916,633

(Cost $207,344,491)		158,942,206

Colombia - 0.1%
Bancolombia SA	30,386	364,696
Interconexion Electrica SA ESP	32,351	203,736

(Cost $446,884)		568,432

Czech Republic - 0.1%
Komercni Banka AS	8,442	261,833
Moneta Money Bank AS, 144A (a)	38,570	127,981

(Cost $513,265)		389,814

Egypt - 0.1%
Commercial International Bank Egypt SAE	242,393	536,769
Fawry for Banking & Payment Technology Services SAE*	269,519	59,394

(Cost $882,889)		596,163

Greece - 0.4%
Alpha Services and Holdings SA*	227,278	239,820
Eurobank Ergasias Services and Holdings SA*	320,550	357,983
Hellenic Telecommunications Organization SA	26,384	499,988
JUMBO SA	9,905	163,936
National Bank of Greece SA*	69,867	265,176
Piraeus Financial Holdings SA*	72,631	91,811
Star Bulk Carriers Corp.	5,778	189,056
Terna Energy SA	4,785	92,216

(Cost $1,904,451)		1,899,986

Hong Kong - 1.2%
Beijing Enterprises Water Group Ltd.	246,794	81,787
BOC Hong Kong Holdings Ltd.	422,012	1,621,768
China Everbright Environment Group Ltd.	256,539	154,338
China Jinmao Holdings Group Ltd.	501,272	135,452
China Mengniu Dairy Co. Ltd.*	217,860	1,119,075
China Merchants Port Holdings Co. Ltd.	81,005	153,635
China Overseas Land & Investment Ltd.	343,210	997,405
China Resources Cement Holdings Ltd.	128,660	101,838
China Resources Land Ltd.	204,330	911,542
China State Construction International Holdings Ltd.	141,075	165,969
China Taiping Insurance Holdings Co. Ltd.	176,811	203,279
Guangdong Investment Ltd.	214,586	270,778
Orient Overseas International Ltd.	14,905	457,853

(Cost $6,302,909)		6,374,719

Hungary - 0.2%
OTP Bank Nyrt	25,643	610,308
Richter Gedeon Nyrt	11,011	215,018

(Cost $1,840,366)		825,326

India - 12.8%
Aarti Industries Ltd.	16,436	161,055
ABB India Ltd.	3,116	97,420
ACC Ltd.	6,089	172,420
Adani Green Energy Ltd.*	62,891	1,530,187

Adani Ports & Special Economic Zone Ltd.	51,380	489,636
Adani Transmission Ltd.*	26,394	698,638
Alkem Laboratories Ltd.	2,983	120,995
Ambuja Cements Ltd.	41,360	196,794
Apollo Hospitals Enterprise Ltd.	9,174	470,220
Ashok Leyland Ltd.	147,460	261,163
Asian Paints Ltd.	44,411	1,635,833
Astral Ltd.	6,452	143,768
AU Small Finance Bank Ltd., 144A*	15,664	252,474
Aurobindo Pharma Ltd.	21,631	147,891
Avenue Supermarts Ltd., 144A*	16,161	826,990
Axis Bank Ltd., GDR*	12,536	551,584
Axis Bank Ltd.*	203,234	1,793,697
Bajaj Auto Ltd.	4,029	200,531
Bajaj Finance Ltd.	17,262	1,352,333
Bajaj Finserv Ltd.	2,671	444,982
Bajaj Holdings & Investment Ltd.	2,609	171,845
Balkrishna Industries Ltd.	6,765	203,805
Bandhan Bank Ltd., 144A	76,064	319,349
Bank of Baroda*	84,525	109,145
Berger Paints India Ltd.	27,192	215,368
Bharat Forge Ltd.	25,335	230,030
Bharti Airtel Ltd.*	163,991	1,479,032
Biocon Ltd.*	46,263	199,088
Bosch Ltd.	255	48,044
Britannia Industries Ltd.*	5,597	262,979
Cholamandalam Investment and Finance Co. Ltd.	44,411	388,758
Cipla Ltd.	35,130	449,305
Colgate-Palmolive India Ltd.	14,170	296,993
Container Corp. Of India Ltd.	19,022	159,370
Dabur India Ltd.	46,634	311,749
Dalmia Bharat Ltd.	8,311	145,856
Deepak Nitrite Ltd.	9,296	239,117
Divi’s Laboratories Ltd.	9,539	441,255
DLF Ltd.	49,616	220,835
Dr. Reddy’s Laboratories Ltd.	12,798	720,318
Eicher Motors Ltd.	7,000	250,724
Embassy Office Parks REIT	94,581	480,810
Gland Pharma Ltd., 144A*	3,900	143,718
Godrej Consumer Products Ltd.*	45,821	452,655
Godrej Properties Ltd.*	10,068	181,490
Grasim Industries Ltd.	22,601	415,886
Havells India Ltd.	27,486	425,480
HCL Technologies Ltd.	71,161	953,946
HDFC Asset Management Co. Ltd., 144A	5,592	136,623
HDFC Life Insurance Co. Ltd., 144A	88,712	684,397
Hero MotoCorp Ltd.	9,909	354,043
Hindalco Industries Ltd.	93,364	508,151
Hindustan Unilever Ltd.	57,333	1,737,834
Honeywell Automation India Ltd.	156	64,685
Housing Development Finance Corp. Ltd.	187,211	5,562,466
ICICI Bank Ltd.	360,005	3,491,021
ICICI Lombard General Insurance Co. Ltd., 144A	20,537	334,853
ICICI Prudential Life Insurance Co. Ltd., 144A	38,940	261,619
IDFC First Bank Ltd.*	271,652	127,015
Indian Railway Catering & Tourism Corp. Ltd.	21,352	190,497
Indus Towers Ltd.	52,599	136,721
Info Edge India Ltd.	6,973	374,031
Infosys Ltd., ADR	114,952	2,167,995
Infosys Ltd.	270,272	5,234,423
InterGlobe Aviation Ltd., 144A*	5,966	141,284
JSW Energy Ltd.	60,003	213,815
JSW Steel Ltd.	71,526	507,865
Jubilant Foodworks Ltd.	35,352	250,877
Kansai Nerolac Paints Ltd.	11,187	57,667
Kotak Mahindra Bank Ltd.	77,401	1,841,254
L&T Technology Services Ltd., 144A	2,360	106,465
Larsen & Toubro Infotech Ltd., 144A	4,473	245,076
Laurus Labs Ltd., 144A	30,967	226,340
Lupin Ltd.	15,662	124,794
Mahindra & Mahindra Ltd.	72,640	967,785
Marico Ltd.	54,315	373,346
Maruti Suzuki India Ltd.	8,107	831,869
Max Financial Services Ltd.*	22,969	235,115
Mindtree Ltd.	5,223	205,032
Motherson Sumi Systems Ltd.	73,685	124,048
Motherson Sumi Wiring India Ltd.*	73,685	62,261
Mphasis Ltd.	7,333	244,969
MRF Ltd.	335	335,057
Muthoot Finance Ltd.	11,564	170,266
Nestle India Ltd.	2,568	585,188
NHPC Ltd.	230,042	99,707
NMDC Ltd.	52,600	85,435
Oracle Financial Services Software Ltd.	2,981	126,474
Page Industries Ltd.	374	217,715
PI Industries Ltd.	7,834	278,335
Pidilite Industries Ltd.	9,910	286,618
Piramal Enterprises Ltd.	8,258	201,562
Polycab India Ltd.	3,340	105,049
Power Finance Corp. Ltd.	67,521	96,842
Power Grid Corp. of India Ltd.	212,312	636,912
Punjab National Bank*	164,143	66,282
REC Ltd.	67,892	104,195
SBI Cards & Payment Services Ltd.	17,072	171,520
SBI Life Insurance Co. Ltd., 144A	39,116	591,580
Shree Cement Ltd.	616	175,480
Shriram Transport Finance Co. Ltd.	14,171	214,693
Siemens Ltd.	4,477	140,357
SRF Ltd.	12,835	407,362
State Bank of India	209,885	1,265,481
Steel Authority of India Ltd.	125,923	123,188
Sun Pharmaceutical Industries Ltd.	64,609	716,193

Tata Communications Ltd.	9,401	119,280
Tata Consultancy Services Ltd.	102,394	4,437,222
Tata Consumer Products Ltd.	64,218	628,439
Tata Elxsi Ltd.	3,093	333,900
Tata Motors Ltd.*	115,763	661,375
Tata Motors Ltd., Class A*	21,074	57,831
Tata Power Co. Ltd.	104,078	315,239
Tata Steel Ltd.	44,615	606,647
Tech Mahindra Ltd.	42,518	646,372
Titan Co. Ltd.	25,285	721,719
Torrent Pharmaceuticals Ltd.	5,219	190,418
Trent Ltd.	15,318	221,780
UltraTech Cement Ltd.	7,707	603,824
UPL Ltd.	32,194	323,283
Varun Beverages Ltd.	13,103	178,310
Vedanta Ltd.	47,386	195,864
Voltas Ltd.	21,632	283,662
Wipro Ltd.	153,505	945,217
Yes Bank Ltd.*	1,736,925	294,200
Zydus Lifesciences Ltd.	17,154	83,598

(Cost $76,519,902)		68,641,468

Indonesia - 2.1%
Aneka Tambang Tbk*	816,429	140,542
PT Bank Central Asia Tbk	6,415,235	3,409,785
PT Bank Jago Tbk*	591,373	380,229
PT Bank Mandiri Persero Tbk	2,066,711	1,204,790
PT Bank Negara Indonesia Persero Tbk	554,424	348,868
PT Bank Rakyat Indonesia Persero Tbk	7,598,390	2,412,766
PT Barito Pacific Tbk	2,756,602	157,860
PT Chandra Asri Petrochemical Tbk	358,068	251,097
PT Charoen Pokphand Indonesia Tbk	345,092	127,803
PT Elang Mahkota Teknologi Tbk*	1,719,279	225,802
PT Indah Kiat Pulp & Paper Tbk	194,164	109,859
PT Indocement Tunggal Prakarsa Tbk	185,354	123,624
PT Indofood CBP Sukses Makmur Tbk	143,959	84,661
PT Indofood Sukses Makmur Tbk	276,809	125,296
PT Kalbe Farma Tbk	1,444,867	165,980
PT Merdeka Copper Gold Tbk*	1,062,329	397,071
PT Sarana Menara Nusantara Tbk	2,269,482	155,647
PT Semen Indonesia Persero Tbk	249,352	124,839
PT Telkom Indonesia Persero Tbk	3,383,088	1,000,008
PT Tower Bersama Infrastructure Tbk*	635,080	128,488
PT Unilever Indonesia Tbk	702,984	228,044

(Cost $10,816,892)		11,303,059

Kuwait - 0.7%
Agility Public Warehousing Co. KSC*	109,990	412,373
Boubyan Bank KSCP	110,764	293,731
Kuwait Finance House KSCP	333,888	980,292
Mabanee Co KPSC	40,423	110,629
Mobile Telecommunications Co. KSCP	218,247	449,038
National Bank of Kuwait SAKP	499,238	1,692,387

(Cost $3,467,046)		3,938,450

Malaysia — 0.9%
AMMB Holdings Bhd*	162,900	135,424
Axiata Group Bhd	223,552	163,892
CIMB Group Holdings Bhd	278,458	327,523
DiGi.Com Bhd	146,200	117,868
Greatech Technology Bhd*	56,600	49,380
Hartalega Holdings Bhd	74,400	71,367
Hong Leong Bank Bhd	53,500	257,817
IHH Healthcare Bhd	74,700	114,306
Inari Amertron Bhd	223,700	143,564
IOI Corp. Bhd	87,400	85,833
Kossan Rubber Industries Bhd	83,700	31,542
Kuala Lumpur Kepong Bhd	20,400	119,087
Malayan Banking Bhd	214,157	445,090
Malaysia Airports Holdings Bhd*	40,700	61,071
Malaysian Pacific Industries Bhd	8,000	60,002
Maxis Bhd	144,600	125,165
MISC Bhd	40,200	65,829
MR DIY Group M Bhd, 144A	186,300	138,284
Nestle Malaysia Bhd	5,319	163,755
Petronas Chemicals Group Bhd	111,600	261,509
PPB Group Bhd	37,400	141,964
Press Metal Aluminium Holdings Bhd	132,200	167,269
Public Bank Bhd	747,700	807,724
QL Resources Bhd	53,600	62,799
RHB Bank Bhd	151,449	210,303
Sime Darby Bhd	121,400	60,721
Sime Darby Plantation Bhd	74,900	86,045
Supermax Corp. Bhd	85,838	20,585
Telekom Malaysia Bhd	111,700	136,739
TIME dotCom Bhd	74,700	74,555
Top Glove Corp. Bhd	298,100	95,316
Westports Holdings Bhd	74,500	58,702

(Cost $5,122,029)		4,861,030

Mexico - 2.5%
Alfa SAB de CV, Class A	375,736	288,192
America Movil SAB de CV, Series L	1,971,079	2,080,767
Arca Continental SAB de CV	32,195	218,504
Cemex SAB de CV, Series CPO*	1,026,683	482,275
Coca-Cola Femsa SAB de CV	59,593	356,385
El Puerto de Liverpool SAB de CV, Class C1	12,738	67,118
Fibra Uno Administracion SA de CV REIT	234,681	247,383
Fomento Economico Mexicano SAB de CV	143,558	1,073,645
Gruma SAB de CV, Class B	9,995	118,573
Grupo Aeroportuario del Pacifico SAB de CV, Class B	27,821	416,983
Grupo Aeroportuario del Sureste SAB de CV, Class B	9,538	208,028
Grupo Bimbo SAB de CV, Series A	92,599	304,013
Grupo Elektra SAB DE CV*	5,507	324,414
Grupo Financiero Banorte SAB de CV, Class O	332,894	2,154,616

Grupo Financiero Inbursa SAB de CV, Class O*	147,971	300,926
Grupo Mexico SAB de CV, Series B	225,905	1,113,997
Grupo Televisa SAB, Series CPO	313,575	640,735
Industrias Penoles SAB de CV	9,540	112,009
Kimberly-Clark de Mexico SAB de CV, Class A	208,410	322,135
Operadora de Sites Mexicanos SA de CV, Class A-1 REIT	141,736	187,371
Orbia Advance Corp. SAB de CV	77,572	207,968
Wal-Mart de Mexico SAB de CV	580,970	2,144,635

(Cost $13,373,821)		13,370,672

Panama - 0.0%
BAC Holding International Corp.*
(Cost $3,526)	122,160	10,864

Peru - 0.2%
Credicorp Ltd.	5,851	821,363
Credicorp Ltd.	1,733	244,492
InRetail Peru Corp., 144A	4,448	133,796
Intercorp Financial Services, Inc.	3,229	88,119

(Cost $1,186,097)		1,287,770

Philippines - 0.6%
AC Energy Corp.	54,810	7,481
Ayala Corp.	18,370	244,407
Ayala Land, Inc.	421,500	238,156
Bank of the Philippine Islands	205,430	387,626
BDO Unibank, Inc.	205,410	523,058
Globe Telecom, Inc.	1,405	65,117
International Container Terminal Services, Inc.	58,690	243,106
Jollibee Foods Corp.	33,040	132,065
Metropolitan Bank & Trust Co.	109,900	115,381
PLDT, Inc.	5,510	199,838
SM Investments Corp.	29,650	485,606
SM Prime Holdings, Inc.	770,300	542,574
Universal Robina Corp.	58,720	121,055

(Cost $3,457,511)		3,305,470

Qatar - 1.1%
Commercial Bank PSQC	130,026	252,108
Industries Qatar QSC	215,334	1,081,474
Masraf Al Rayan QSC	282,763	364,931
Mesaieed Petrochemical Holding Co.	469,657	349,494
Ooredoo QPSC	72,339	146,992
Qatar International Islamic Bank QSC	97,635	284,185
Qatar Islamic Bank SAQ	80,991	514,846
Qatar National Bank QPSC	521,996	3,088,904

(Cost $5,291,581)		6,082,934

Russia - 0.0%
Alrosa PJSC (b)	246,725	0
MMC Norilsk Nickel PJSC (b)	5,593	0
Mobile TeleSystems PJSC, ADR (b)	25,457	0
Mobile TeleSystems PJSC (b)	32,151	0
Novolipetsk Steel PJSC (b)	121,611	0
PIK Group PJSC*(b)	21,692	0
Polymetal International PLC (b)	28,889	0
Polyus PJSC (b)	2,793	0
Sberbank of Russia PJSC*(b)	989,954	0
United Co RUSAL International PJSC*(b)	255,320	0
Yandex NV, Class A*(b)	28,401	0

(Cost $10,259,194)		0

Saudi Arabia - 3.1%
Advanced Petrochemical Co.	12,976	202,399
Al Rajhi Bank	137,883	3,635,950
Alinma Bank	88,973	913,334
Almarai Co. JSC	27,570	402,836
Arab National Bank	62,050	517,842
Arabian Centres Co. Ltd.	19,393	106,518
Bank AlBilad*	44,204	589,308
Banque Saudi Fransi	57,619	826,530
BinDawood Holding Co.	2,352	55,500
Bupa Arabia for Cooperative Insurance Co.	5,594	235,364
Dar Al Arkan Real Estate Development Co.*	57,076	187,184
Dr Sulaiman Al Habib Medical Services Group Co.	8,075	460,321
Etihad Etisalat Co.	36,651	383,563
Jarir Marketing Co.	6,339	273,808
Mouwasat Medical Services Co.	4,848	281,793
National Industrialization Co.*	34,215	167,312
Riyad Bank	102,526	1,048,359
Sahara International Petrochemical Co.	37,752	539,530
Saudi British Bank	70,602	784,990
Saudi Industrial Investment Group	40,108	326,168
Saudi Kayan Petrochemical Co.*	72,996	337,489
Saudi National Bank	154,947	2,991,111
Saudi Telecom Co.	42,018	1,151,700
Savola Group	26,451	265,180

(Cost $14,135,465)		16,684,089

Singapore - 0.0%
BOC Aviation Ltd., 144A
(Cost $87,756)	11,009	90,928

South Africa - 3.3%
Absa Group Ltd.	72,065	849,404
Anglo American Platinum Ltd.	3,035	333,694
AngloGold Ashanti Ltd.	27,085	476,428
Aspen Pharmacare Holdings Ltd.	26,721	277,159
Bid Corp. Ltd.	23,111	496,960
Bidvest Group Ltd.	15,043	210,580
Capitec Bank Holdings Ltd.	4,406	637,054
Clicks Group Ltd.	17,982	351,326
Discovery Ltd.*	50,005	466,719
FirstRand Ltd.	431,900	2,006,826
Gold Fields Ltd.	76,549	751,798
Harmony Gold Mining Co. Ltd.	52,987	184,118
Impala Platinum Holdings Ltd.	57,392	788,232

Investec Ltd.	18,214	112,799
Kumba Iron Ore Ltd.	4,034	152,639
Momentum Metropolitan Holdings	19,089	19,378
MTN Group Ltd.	116,000	1,256,488
MultiChoice Group	30,387	260,879
Naspers Ltd., Class N	15,379	1,691,905
Nedbank Group Ltd.	46,366	706,331
Ninety One Ltd.	2,545	7,039
Northam Platinum Holdings Ltd.*	22,866	275,852
Old Mutual Ltd. (a)	566,710	464,023
Pepkor Holdings Ltd., 144A	83,493	117,066
Rand Merchant Investment Holdings Ltd. (a)	72,799	134,165
Sanlam Ltd.	201,867	873,985
Shoprite Holdings Ltd.	29,288	405,272
Sibanye Stillwater Ltd.	193,444	634,190
Standard Bank Group Ltd.	155,984	1,788,880
Vodacom Group Ltd.	41,106	387,749
Woolworths Holdings Ltd.	114,897	410,448

(Cost $17,904,952)		17,529,386

South Korea - 10.6%
Alteogen, Inc.*	2,238	104,375
Amorepacific Corp.	1,867	246,730
AMOREPACIFIC Group	1,617	60,187
BGF retail Co. Ltd.	748	110,942
BNK Financial Group, Inc.	32,728	208,716
Celltrion Healthcare Co. Ltd.	6,817	340,519
Celltrion Pharm, Inc.*	1,523	100,696
Celltrion, Inc.	6,333	821,570
Cheil Worldwide, Inc.	5,593	117,538
Chong Kun Dang Pharmaceutical Corp.	856	64,207
CJ CheilJedang Corp.	421	133,902
CJ Corp.	808	55,774
CJ ENM Co. Ltd.	1,120	107,637
Coway Co. Ltd.	5,874	339,469
CS Wind Corp.	1,866	86,272
Daewoo Engineering & Construction Co. Ltd.*	13,124	69,481
DB Insurance Co. Ltd.	4,849	254,757
DL E&C Co. Ltd.	3,724	157,424
Dongsuh Cos., Inc.	2,983	66,305
Doosan Bobcat, Inc.	2,609	80,134
Doosan Co. Ltd.	808	55,316
Doosan Enerbility Co. Ltd.*	22,492	377,230
Doosan Fuel Cell Co. Ltd.*	3,358	105,854
Douzone Bizon Co. Ltd.	2,238	67,021
Ecopro BM Co. Ltd.	376	153,476
E-MART, Inc.	1,120	105,011
F&F Co. Ltd. / New	1,538	181,497
Fila Holdings Corp.	3,728	95,520
Genexine, Inc.*	2,018	61,656
Green Cross Corp.	405	62,852
GS Engineering & Construction Corp.	2,982	95,929
Hana Financial Group, Inc.	29,014	1,160,841
Hanjin Kal Corp.*	1,293	58,944
Hankook Tire & Technology Co. Ltd.	5,594	161,191
Hanmi Pharm. Co. Ltd.	381	95,312
Hanmi Science Co. Ltd.	1,892	74,934
Hanon Systems	11,187	103,533
Hansol Chemical Co. Ltd.	747	160,304
Hanssem Co. Ltd.	940	55,388
Hanwha Life Insurance Co. Ltd.*	54,464	115,778
Hanwha Solutions Corp.*	7,086	223,657
Helixmith Co. Ltd.*	4,217	75,839
HLB, Inc.*	4,850	178,366
HMM Co. Ltd.	26,381	691,936
Hugel, Inc.*	744	74,809
HYBE Co. Ltd.*	1,192	222,561
Hyosung Advanced Materials Corp.	152	63,886
Hyosung TNC Corp.	182	63,109
Hyundai Autoever Corp.	542	58,703
Hyundai Department Store Co. Ltd.	968	61,810
Hyundai Doosan Infracore Co. Ltd.*	11,988	62,014
Hyundai Elevator Co. Ltd.	2,611	72,704
Hyundai Engineering & Construction Co. Ltd.	4,498	157,423
Hyundai Glovis Co. Ltd.	1,121	192,089
Hyundai Marine & Fire Insurance Co. Ltd.	6,712	170,350
Hyundai Mipo Dockyard Co. Ltd.*	1,867	126,459
Hyundai Mobis Co. Ltd.	3,629	640,912
Hyundai Motor Co.	8,527	1,306,067
Hyundai Steel Co.	5,967	198,948
Iljin Materials Co. Ltd.	736	53,481
Industrial Bank of Korea	16,782	152,601
Kakao Corp.	18,457	1,268,061
Kakao Games Corp.*	3,359	169,688
KakaoBank Corp.*	18,365	603,409
KB Financial Group, Inc.	36,198	1,767,183
KCC Corp.	374	105,501
Kia Corp.	15,781	1,093,139
KIWOOM Securities Co. Ltd.	1,489	114,816
KMW Co. Ltd.*	2,610	66,663
Korea Gas Corp.	2,008	71,981
Korea Investment Holdings Co. Ltd.	2,240	129,635
Korea Zinc Co. Ltd.	675	324,624
Korean Air Lines Co. Ltd.*	13,943	327,388
KT Corp.	4,979	152,525
Kumho Petrochemical Co. Ltd.	1,118	144,585
L&F Co. Ltd.*	1,981	415,831
LEENO Industrial, Inc.	1,119	141,548
LG Chem Ltd.	3,070	1,451,625
LG Corp.	6,608	428,356
LG Display Co. Ltd.	16,037	224,896
LG Electronics, Inc.	11,011	934,493
LG Household & Health Care Ltd.	914	542,253
LG Innotek Co. Ltd.	749	233,079
LG Uplus Corp.	27,193	304,416

Lotte Chemical Corp.	895	147,937
Lotte Shopping Co. Ltd.	917	75,231
LS Corp.	2,235	119,229
Mando Corp.	2,985	132,216
MedPacto, Inc.*	1,391	33,954
Meritz Financial Group, Inc.	3,070	81,142
Meritz Fire & Marine Insurance Co. Ltd.	4,102	128,146
Meritz Securities Co. Ltd.	29,773	146,555
Mirae Asset Securities Co. Ltd.	37,257	245,730
NAVER Corp.	8,808	2,050,359
NCSoft Corp.	1,047	385,051
Netmarble Corp., 144A	1,489	100,494
NH Investment & Securities Co. Ltd.	9,321	81,367
Orion Corp.	1,121	88,252
Pan Ocean Co. Ltd.	14,918	91,640
Pearl Abyss Corp.*	2,239	114,737
S-1 Corp.	1,863	108,419
Samsung Biologics Co. Ltd., 144A*	941	644,218
Samsung C&T Corp.	5,138	502,504
Samsung Electro-Mechanics Co. Ltd.	3,671	458,430
Samsung Electronics Co. Ltd.	330,841	18,023,507
Samsung Engineering Co. Ltd.*	10,813	214,564
Samsung Fire & Marine Insurance Co. Ltd.	3,669	590,148
Samsung Life Insurance Co. Ltd.	8,072	444,312
Samsung SDI Co. Ltd.	3,203	1,488,623
Samsung SDS Co. Ltd.	2,238	268,625
Samsung Securities Co. Ltd.	6,713	215,139
Seegene, Inc.	2,986	107,281
Shin Poong Pharmaceutical Co. Ltd.*	2,983	70,283
Shinhan Financial Group Co. Ltd.	49,798	1,732,787
Shinsegae, Inc.	375	76,837
SK Biopharmaceuticals Co. Ltd.*	2,240	156,974
SK Bioscience Co. Ltd.*	1,407	154,097
SK Chemicals Co. Ltd.	1,119	116,676
SK Hynix, Inc.	32,625	2,847,963
SK IE Technology Co. Ltd., 144A*	2,238	227,924
SK Telecom Co. Ltd.	4,509	208,102
SKC Co. Ltd.	766	99,681
Solus Advanced Materials Co. Ltd.	1,344	68,982
Soulbrain Co. Ltd./New	376	83,272
SSANGYONG C&E Co. Ltd.	14,545	91,817
Studio Dragon Corp.*	1,489	92,671
Wemade Co. Ltd.	1,492	102,988
WONIK IPS Co. Ltd.	4,102	128,809
Woori Financial Group, Inc.	36,069	434,391
Yuhan Corp.	1,937	94,564

(Cost $66,184,697)		56,614,269

Taiwan - 19.5%
Accton Technology Corp.	46,554	372,111
Acer, Inc.	368,579	369,531
Advantech Co. Ltd.	28,556	355,167
ASE Technology Holding Co. Ltd.	224,370	807,809
Asia Cement Corp.	134,498	205,744
ASMedia Technology, Inc.	2,611	123,241
Asustek Computer, Inc.	70,923	834,460
AU Optronics Corp.	1,005,576	623,613
Catcher Technology Co. Ltd.	51,107	288,770
Cathay Financial Holding Co. Ltd.	855,385	1,641,514
Chailease Holding Co. Ltd.	148,543	1,151,496
Chang Hwa Commercial Bank Ltd.	569,551	356,153
Cheng Shin Rubber Industry Co. Ltd.	141,184	172,923
Chicony Electronics Co. Ltd.*	49,244	146,587
China Airlines Ltd.*	233,772	218,268
China Development Financial Holding Corp.	1,960,286	1,094,113
China Development Financial Holding Corp.*	207,773	62,278
China Steel Corp.	813,727	971,426
Chroma ATE, Inc.	39,496	226,566
Chunghwa Telecom Co. Ltd.	266,976	1,168,164
Compal Electronics, Inc.	422,992	335,187
CTBC Financial Holding Co. Ltd.	2,117,416	1,980,632
Delta Electronics, Inc.	212,131	1,765,018
E.Sun Financial Holding Co. Ltd.	1,367,612	1,441,823
Eclat Textile Co. Ltd.	22,375	382,745
eMemory Technology, Inc.	5,605	297,388
Eva Airways Corp.*	203,224	238,758
Evergreen Marine Corp. Taiwan Ltd.	187,451	907,386
Far Eastern New Century Corp.	192,409	202,187
Far EasTone Telecommunications Co. Ltd.	198,454	544,937
Feng TAY Enterprise Co. Ltd.	51,856	339,454
First Financial Holding Co. Ltd.	1,174,772	1,106,977
Formosa Chemicals & Fibre Corp.	235,936	666,555
Formosa Plastics Corp.	221,176	800,120
Formosa Sumco Technology Corp.	6,070	54,269
Foxconn Technology Co. Ltd.	60,613	114,021
Fubon Financial Holding Co. Ltd.	820,630	1,812,313
Giant Manufacturing Co. Ltd.	23,090	209,222
Globalwafers Co. Ltd.	15,663	336,734
Highwealth Construction Corp.	79,731	127,597
Hiwin Technologies Corp.	16,462	127,612
Hon Hai Precision Industry Co. Ltd.	813,166	3,165,814
Hotai Motor Co. Ltd.	18,711	408,064
Hua Nan Financial Holdings Co. Ltd.	625,648	513,021
Innolux Corp.	667,635	320,879
Inventec Corp.	188,515	167,569
Largan Precision Co. Ltd.	6,604	379,972
Lite-On Technology Corp.	146,169	318,273
Macronix International Co. Ltd.	151,937	206,770
MediaTek, Inc.	100,644	3,138,082
Mega Financial Holding Co. Ltd.	1,167,199	1,558,276
Merida Industry Co. Ltd.	26,073	234,006
Micro-Star International Co. Ltd.	83,942	390,428
momo.com, Inc.	5,969	171,718
Nan Ya Plastics Corp.	341,010	1,002,176
Nan Ya Printed Circuit Board Corp.	19,944	271,073
Nanya Technology Corp.	141,457	325,558

Nien Made Enterprise Co. Ltd.	11,562	125,877
Novatek Microelectronics Corp.	26,386	369,086
Oneness Biotech Co. Ltd.*	22,720	148,336
Pegatron Corp.	125,548	301,056
Phison Electronics Corp.	13,051	177,835
Pou Chen Corp.	167,283	180,395
Powerchip Semiconductor Manufacturing Corp.	220,105	438,314
Powertech Technology, Inc.	51,856	174,908
Quanta Computer, Inc.	186,355	511,072
Realtek Semiconductor Corp.	26,724	409,722
Ruentex Development Co. Ltd.	96,742	256,979
Ruentex Industries Ltd.	41,222	120,861
Shanghai Commercial & Savings Bank Ltd.	395,693	689,821
Shin Kong Financial Holding Co. Ltd.	1,355,217	432,829
Silicon Motion Technology Corp., ADR	3,667	331,167
Sino-American Silicon Products, Inc.	40,611	241,357
SinoPac Financial Holdings Co. Ltd.	1,225,868	766,563
Standard Foods Corp.	37,567	61,544
Synnex Technology International Corp.	68,635	166,237
Taishin Financial Holding Co. Ltd.	1,144,441	707,759
Taiwan Business Bank	226,309	95,904
Taiwan Cement Corp.	219,858	322,686
Taiwan Cooperative Financial Holding Co. Ltd.	609,260	590,893
Taiwan Fertilizer Co. Ltd.	71,080	170,935
Taiwan High Speed Rail Corp.	275,877	263,283
Taiwan Mobile Co. Ltd.	194,050	722,047
Taiwan Semiconductor Manufacturing Co. Ltd.	2,525,120	48,718,939
Tatung Co. Ltd.*	160,942	195,737
Teco Electric and Machinery Co. Ltd.	153,051	163,202
Tripod Technology Corp.	49,616	199,148
Unimicron Technology Corp.	105,374	782,363
Uni-President Enterprises Corp.	293,565	681,698
United Microelectronics Corp.	1,307,381	2,315,224
Vanguard International Semiconductor Corp.	111,036	409,332
Voltronic Power Technology Corp.	6,343	323,433
Walsin Lihwa Corp.	272,185	441,685
Walsin Technology Corp.*	27,937	111,652
Wan Hai Lines Ltd.	57,008	308,364
Win Semiconductors Corp.	23,837	184,783
Winbond Electronics Corp.	218,514	220,584
Wistron Corp.	161,505	158,027
Wiwynn Corp.	7,697	244,766
WPG Holdings Ltd.	87,190	158,609
Yageo Corp.	27,484	383,498
Yang Ming Marine Transport Corp.*	166,766	715,327
Yuanta Financial Holding Co. Ltd.	1,342,778	1,126,499
Zhen Ding Technology Holding Ltd.	71,962	299,997

(Cost $111,422,970)		104,472,881

Thailand - 2.0%
Advanced Info Service PCL, NVDR	73,600	466,721
Airports of Thailand PCL, NVDR*	293,400	598,032
Asset World Corp. PCL, NVDR	818,300	121,956
Bangkok Bank PCL	93,100	356,403
Bangkok Bank PCL, NVDR	53,500	204,807
Bangkok Commercial Asset Management PCL, NVDR	196,700	107,489
Bangkok Dusit Medical Services PCL, NVDR	477,000	358,935
Bangkok Expressway & Metro PCL	75,300	20,134
Bangkok Expressway & Metro PCL, NVDR	477,100	127,571
Berli Jucker PCL, NVDR	109,800	116,313
BTS Group Holdings PCL, NVDR	588,700	153,110
Bumrungrad Hospital PCL, NVDR	36,700	187,146
Carabao Group PCL, NVDR	36,600	118,185
Central Pattana PCL, NVDR	146,700	275,438
Central Retail Corp. PCL	183,300	203,548
Central Retail Corp. PCL, NVDR	183,300	203,548
Charoen Pokphand Foods PCL, NVDR	257,000	195,266
Com7 PCL, NVDR	98,300	108,440
Energy Absolute PCL, NVDR	256,900	673,781
Fabrinet*	1,622	140,903
Hana Microelectronics PCL, NVDR	52,400	71,970
Home Product Center PCL, NVDR	440,400	191,758
Indorama Ventures PCL, NVDR	146,700	211,133
Intouch Holdings PCL, Class F	16,100	33,640
Intouch Holdings PCL, NVDR	146,800	306,727
Kasikornbank PCL, NVDR	183,500	788,267
KCE Electronics PCL, NVDR	52,000	100,292
Krung Thai Bank PCL, NVDR	624,000	275,348
Krungthai Card PCL	37,000	66,226
Krungthai Card PCL, NVDR	37,000	66,226
Land & Houses PCL, NVDR	440,400	115,183
Minor International PCL, NVDR*	147,031	150,382
Muangthai Capital PCL	600	863
Osotspa PCL	110,000	111,704
Osotspa PCL, NVDR	110,000	111,704
PTT Exploration & Production PCL, NVDR	87,200	431,923
PTT Global Chemical PCL, NVDR	257,400	362,932
SCB X PCL, NVDR	217,700	718,881
SCG Packaging PCL	73,200	121,394
SCG Packaging PCL, NVDR	73,200	121,394
Siam Cement PCL, NVDR	36,700	398,960
Siam Global House PCL, NVDR	202,513	125,461
Sri Trang Agro-Industry PCL, NVDR	62,652	45,222
Sri Trang Gloves Thailand PCL	73,700	43,290
Srisawad Corp. PCL, NVDR	38,100	61,793
Thai Union Group PCL, NVDR	110,300	55,440
Tisco Financial Group PCL, NVDR	49,800	133,523
TMBThanachart Bank PCL, NVDR	5,262,200	195,295
Total Access Communication PCL, NVDR	85,600	107,563
True Corp. PCL, NVDR	2,564,100	329,691

(Cost $10,651,303)		10,591,911

Turkey - 0.5%
Akbank TAS	416,033	212,276
Akcansa Cimento AS	13,623	17,477
Anadolu Efes Biracilik Ve Malt Sanayii AS	26,941	46,501
Arcelik AS	36,893	175,295
Aselsan Elektronik Sanayi Ve Ticaret AS	44,778	66,848
BIM Birlesik Magazalar AS	39,638	199,587
Borusan Yatirim ve Pazarlama AS	938	22,556
Coca-Cola Icecek AS	8,180	64,903
Eregli Demir ve Celik Fabrikalari TAS	87,319	182,264
Ford Otomotiv Sanayi AS	6,236	117,835
Hektas Ticaret TAS*	58,364	111,566
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D*	151,857	136,244
KOC Holding AS	33,792	84,519
Koza Altin Isletmeleri AS*	9,829	118,300
Koza Anadolu Metal Madencilik Isletmeleri AS*	34,363	63,590
Nuh Cimento Sanayi AS	7,195	25,887
Petkim Petrokimya Holding AS*	67,831	41,068
Sasa Polyester Sanayi AS*	41,907	93,306
Tekfen Holding AS	30,538	36,680
Tofas Turk Otomobil Fabrikasi AS	18,723	86,619
Turk Hava Yollari AO*	73,920	225,128
Turk Telekomunikasyon AS	59,343	35,313
Turkcell Iletisim Hizmetleri AS	83,492	98,553
Turkiye Halk Bankasi AS*	86,999	30,744
Turkiye Is Bankasi AS, Class C	231,043	152,717
Turkiye Sise ve Cam Fabrikalari AS	188,010	240,743
Turkiye Vakiflar Bankasi TAO, Class D*	208,697	54,389
Ulker Biskuvi Sanayi AS*	26,402	25,525
Yapi ve Kredi Bankasi AS	393,708	110,775

(Cost $2,962,471)		2,877,208

United Arab Emirates - 1.8%
Abu Dhabi Commercial Bank PJSC	189,280	515,314
Aldar Properties PJSC	290,105	417,809
Dubai Islamic Bank PJSC	195,547	316,764
Emaar Properties PJSC	259,267	403,042
Emirates NBD Bank PJSC	177,150	634,212
Emirates Telecommunications Group Co. PJSC	240,798	1,989,004
First Abu Dhabi Bank PJSC	309,982	1,812,750
International Holding Co. PJSC*	44,728	3,409,611

(Cost $7,099,125)		9,498,506

United States - 0.1%
BeiGene Ltd., ADR*
(Cost $1,137,077)	4,300	590,046

TOTAL COMMON STOCKS
(Cost $599,732,581)		519,543,477

PREFERRED STOCKS - 2.4%
Brazil - 1.5%
Alpargatas SA	19,396	89,027
Banco Bradesco SA	614,084	2,656,633
Bradespar SA	25,703	155,023
Braskem SA, Class A	12,468	117,087
Centrais Eletricas Brasileiras SA, Class B	23,474	206,226
Gerdau SA	85,409	525,763
Itau Unibanco Holding SA	586,251	3,236,468
Itausa SA	314,316	636,114
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	52,973	122,522

(Cost $7,043,230)		7,744,863

Chile - 0.2%
Embotelladora Andina SA, Class B	41,733	83,634
Sociedad Quimica y Minera de Chile SA, Class B	9,910	1,059,338

(Cost $612,638)		1,142,972

Colombia - 0.1%
Bancolombia SA	57,473	643,832
Grupo Aval Acciones y Valores SA	109,752	24,560

(Cost $502,457)		668,392

Russia - 0.0%
Sberbank of Russia PJSC (b)
(Cost $275,893)	71,636	0

South Korea - 0.6%
Hyundai Motor Co.	1,493	112,349
Hyundai Motor Co. - 2nd Preferred	2,627	195,135
LG Chem Ltd.	197	46,495
LG Electronics, Inc.	2,238	98,948
Samsung Electronics Co. Ltd.	57,062	2,799,599

(Cost $3,955,208)		3,252,526

TOTAL PREFERRED STOCKS
(Cost $12,389,426)		12,808,753

	Principal Amount	Value
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/24
(Cost $0)	INR 2,494	31

	Number of Shares	Value
RIGHTS - 0.0%
South Korea - 0.0%
Ecopro BM Co. Ltd.*, expires 6/24/22
(Cost $0)	22	2,747

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	746	444

Thailand - 0.0%
BTS Group Holdings PCL*, expires 9/5/22	200	1
BTS Group Holdings PCL*, expires 11/7/24	400	5

BTS Group Holdings PCL*, expires 11/20/26	800	9
Minor International PCL*, expires 2/15/24	52	7
TMBThanachart Bank PCL*(b), expires 5/10/25	66,977	0

(Cost $0)		22

TOTAL WARRANTS
(Cost $0)		466

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (c)(d)
(Cost $1,017,197)	1,017,197	1,017,197

CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.72% (c)
(Cost $2,106,295)	2,106,295	2,106,295

TOTAL INVESTMENTS - 99.9%
(Cost $615,245,499)		$535,478,966
Other assets and liabilities, net - 0.1%		591,655

NET ASSETS - 100.0%		$536,070,621

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:
Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022

EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (e)
3,087	—	(3,141)	297	(243)	—	—	—	—
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (c)(d)
1,768,050	—	(750,853) (f)	—	—	3,538	—	1,017,197	1,017,197
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.72% (c)
3,753,775	23,330,766	(24,978,246)	—	—	1,419	—	2,106,295	2,106,295

5,524,912	23,330,766	(25,732,240)	297	(243)	4,957	—	3,123,492	3,123,492

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $6,008,236, which is 1.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,265,036.

(e)	Affiliated fund advised by DBX Advisors LLC.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At May 31, 2022 the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$152,024,397	28.6%
Information Technology	126,791,156	23.8
Communication Services	64,842,018	12.2
Consumer Discretionary	63,496,176	11.9
Materials	33,491,254	6.3
Industrials	30,581,234	5.8
Consumer Staples	23,524,133	4.4
Health Care	19,328,536	3.6
Real Estate	10,087,854	1.9
Utilities	7,756,793	1.4
Energy	431,923	0.1

Total	$532,355,474	100.0%

At May 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
MSCI Emerging Markets Index Future	USD	68	$3,521,725	$3,615,220	6/17/2022	$93,495

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2022.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$519,218,131	$—	$325,346	$519,543,477
Preferred Stocks (a)	12,808,753	—	0	12,808,753
Corporate Bonds	—	31	—	31
Rights	2,747	—	—	2,747
Warrants (a)	466	—	0	466
Short-Term Investments (a)	3,123,492	—	—	3,123,492
Derivatives (b)
Futures Contracts	93,495	—	—	93,495

TOTAL	$535,247,084	$31	$325,346	$535,572,461

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended May 31, 2022, the amount of transfers from Level 1 to Level 3 was $7,785,729 and between Level 3 and Level 1 was $31. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

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R-089711-1 (5/24) DBX005195 (5/24)